Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 195,830	$ 149,130	$ 552,508	$ 439,382
Percent of Total, Lease rental income	100.00%	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 99,216	$ 75,045	$ 281,791	$ 220,439
Percent of Total, Lease rental income	50.70%	50.30%	51.00%	50.10%
Percent of Total, Management fees	3.50%	0.20%	1.60%	0.20%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	41.00%	52.70%	52.90%	53.00%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 88,001	$ 66,220	$ 245,967	$ 194,479
Percent of Total, Lease rental income	44.90%	44.40%	44.50%	44.30%
Percent of Total, Management fees	50.20%	46.50%	43.10%	45.40%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 8,237	$ 7,359	$ 23,612	$ 22,652
Percent of Total, Lease rental income	4.20%	4.90%	4.30%	5.20%
Percent of Total, Management fees	1.30%	0.10%	0.70%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 376	$ 506	$ 1,138	$ 1,812
Percent of Total, Lease rental income	0.20%	0.40%	0.20%	0.40%
Percent of Total, Management fees	4.00%	0.50%	1.70%	1.40%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 1,596	$ 2,769	$ 6,098	$ 6,955
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	598	1,696	2,746	3,724
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	21	4	45	7
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	245	893	1,451	1,974
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	300	789	1,183	1,692
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	8	2	19	0
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 24	$ 8	$ 48	$ 51